            As filed with the Securities and Exchange
                 Commission on December 30, 1998
                                            File Nos. 33-18647
                                                      811-5398

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Pre-Effective Amendment No.
                Post-Effective Amendment No.  24

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      X   Amendment No.  25

          ____________________________________________

          ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
       (Exact Name of Registrant as Specified in Charter)

      1345 Avenue of the Americas, New York, New York 10105
      (Address of Principal Executive Office)   (Zip Code)

Registrant's Telephone Number, including Area Code:(800)221-5672
 _______________________________________________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York l0105

             (Name and address of agent for service)
                  Copies of communications to:
                       Thomas G. MacDonald
                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10004


    It is proposed that this filing will become effective
    (check appropriate box)

    ___  Immediately upon filing pursuant to paragraph (b)
    _X_  On January 11, 1999 pursuant to paragraph (b)
    ___  60 days after filing pursuant to paragraph (a)(1)
    ___  On (date) pursuant to paragraph (a)(1)
    ___  75 days after filing pursuant to paragraph (a)(2)
    ___  On (date) pursuant to paragraph (a) of Rule 485

                      CROSS REFERENCE SHEET
                  (as required by Rule 404 (c))


N-1A Item No.                            Location in Prospectus
                                         (Caption)

PART A

Item 1.  Cover Page                       Cover Page

Item 2.  Synopsis                         Expense Information

Item 3.  Condensed Financial Information  Financial Highlights

Item 4.  General Description of
         Registrant                       Description of the
                                          Portfolios

Item 5.  Management of the Fund           Management of the Fund;
                                          General Information

Item 6.  Capital Stock and Other
         Securities                       General Information;
                                          Dividends,
                                          Distributions and Taxes

Item 7.  Purchase of Securities Being
         Offered                          Purchase and Redemption
                                          of Shares; General
                                          Information

Item 8.  Redemption or Repurchase         Purchase and Redemption
                                          of Shares; General
                                          Information

Item 9.  Pending Legal Proceedings        Not Applicable

Appendix A. Bond Ratings


PART B                                  Location in Statement of
                                        Additional Information
                                        (Caption)

Item 10. Cover Page                       Cover Page

Item 11. Table of Contents.               Cover Page

Item 12. General Information and History  Management of the Fund;
                                          General Information

Item 13. Investment Objectives and        Investment Policies and
         Policies                         Restrictions

Item 14. Management of the Fund           Management of the Fund

Item 15. Control Persons and Principal    Management of the
         Holders of Securities            Fund; General
                                          Information

Item 16. Investment Advisory and Other    Management of the
         Services                         Fund

Item 17. Brokerage Allocation             Portfolio Transactions

Item 18. Capital Stock and Other
         Securities                       General Information

Item 19. Purchase, Redemption and Pricing Purchase and Redemp-
         of Securities Being Offered      tion of Shares; Net
                                          Asset Value

Item 20. Tax Status                       Dividends, Distribu-
                                          tions and Taxes

Item 21. Underwriters                     General Information

Item 22. Calculation of Performance Data  General Information

Item 23. Financial Statements             Financial Statements;
                                          Report of Independent
                                          Auditors

Part A: The Prospectus contained in the Registrant's Post-Effective Amendment No. 22 filed with the Commission on April 29, 1998 pursuant to Rule 485(b) and the Prospectus contained in the Registrant's Post-Effective Amendment No. 23 filed with the Commission on November 4, 1998 pursuant to Rule 485(a) are incorporated herein by reference.

Part B: The Statement of Additional Information contained in the Registrant's Post-Effective Amendment No. 22 filed with the Commission on April 29, 1998 pursuant to Rule 485(b) and the Statement of Additional Information contained in the Registrant's Post-Effective Amendment No. 23 filed with the Commission on November 4, 1998 pursuant to Rule 485(a) are incorporated herein by reference.

                             PART C
                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.

    (a)  FINANCIAL STATEMENTS

         Included in the Prospectus:
              Financial Highlights

         Included in the Statement of Additional Information for each of the Premier Growth Portfolio, Global Bond Portfolio, Growth and Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio, Total Return Portfolio, International Portfolio, Money Market Portfolio, Global Dollar Government Portfolio, North American Government Income Portfolio, Utility Income Portfolio, Growth Portfolio, Worldwide Privatization Portfolio, Conservative Investors Portfolio, Growth Investors Portfolio, Technology Portfolio, Quasar Portfolio, Real Estate Investment Portfolio and High-Yield Portfolio:

              Portfolio of Investments - June 30, 1998
              (unaudited)
              Statement of Assets and Liabilities - June 30, 1998
              (unaudited)
              Statement of Operations - six months ended June 30,
              1998 (unaudited)
              Statement of Changes in Net Assets - six months ended June 30, 1998 (unaudited)
              Notes to Financial Statements - June 30, 1998
              (unaudited)
              Financial Highlights - six months ended June 30,
              1998 (unaudited)

         Included in the Statement of Additional Information for the Premier Growth Portfolio, Global Bond Portfolio,
         Growth and Income Portfolio, Short-Term Multi-Market
         Portfolio, U.S. Government/High Grade Securities
         Portfolio, Total Return Portfolio, International
         Portfolio and the Money Market Portfolio:

         Portfolio of Investments - December 31, 1997.
         Statement of Assets and Liabilities - December 31, 1997.
         Statement of Operations - year ended December 31, 1997.
         Statement of Changes in Net Assets - years ended
         December 31, 1997 and December 31, 1996.
         Notes to Financial Statements - December 31, 1997.

         Financial Highlights - for the years ended December 31,
         1997, December 31, 1996, December 31, 1995, December 31,
         1994 and December 31, 1993.
         Report of Independent Auditors.

         Included in the Statement of Additional Information for the Global Dollar Government Portfolio, North American Government Income Portfolio, Utility Income Portfolio, Growth Portfolio, Worldwide Privatization Portfolio, Conservative Investors Portfolio and Growth Investors
         Portfolio:

         Portfolio of Investments - December 31, 1997.
         Statement of Assets and Liabilities - December 31, 1997. Statement of Operations - year ended December 31, 1997. Statement of Changes in Net Assets - years ended December 31, 1997 and December 31, 1996.
         Notes to Financial Statements - December 31, 1997. Financial Highlights - for the years ended December 31, 1997, December 31, 1996, December 31, 1995 and for the period ended December 31, 1994.
         Report of Independent Auditors.

         Included in the Statement of Additional Information for the Technology Portfolio and Quasar Portfolio:

         Portfolio of Investments - December 31, 1997.
         Statement of Assets and Liabilities - December 31, 1997. Statement of Operations - year ended December 31, 1997. Statement of Changes in Net Assets - year ended
         December 31, 1997 and period ended December 31, 1996. Notes to Financial Statements - December 31, 1997. Financial Highlights - for the year ended December 31, 1997 and period ended December 31, 1996.
         Report of Independent Auditors.

         Included in the Statement of Additional Information for the Real Estate Investment Portfolio and High-Yield
         Portfolio:

         Portfolio of Investments - December 31, 1997.
         Statement of Assets and Liabilities - December 31, 1997. Statement of Operations - period ended December 31, 1997.
         Statement of Changes in Net Assets - period ended
         December 31, 1997.
         Notes to Financial Statements - December 31, 1997. Financial Highlights - for the period ended December 31, 1997.
         Report of Independent Auditors.

         All other schedules are either omitted because they are not required under the related instructions, they are inapplicable or the required information is presented in the financial statements or notes which are included in the Statement of Additional Information of the Registration Statement.

    (b)  EXHIBITS:

    (1)(a) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

       (b) Articles Supplementary to the Articles of Incorporation of the Registrant dated September 26 1990 and filed September 28, 1990 - Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 29, 1998.

       (c) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 25 1991 and filed June 26, 1991 - Incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment
              No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

       (d) Articles Supplementary to the Articles of Incorporation of the Registrant dated February 16 1994 and filed February 22, 1994 - Incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 29, 1998.

       (e) Articles Supplementary to the Articles of Incorporation of the Registrant dated August 23 1994 and filed August 24, 1994 - Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) with the Securities and Exchange Commission filed on May 1, 1995.

       (f) Articles of Amendment to the Articles of Incorporation of the Registrant dated October 21, 1994 and filed November 7, 1994 - Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on May 1, 1995.

       (g) Articles Supplementary to the Articles of Incorporation dated December 26, 1995 and filed December 28, 1995 - Incorporated by reference to
              Exhibit 1(f) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

       (h) Articles Supplementary to the Articles of Incorporation dated March 29, 1996 and filed April 12, 1996 - Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

       (i) Articles Supplementary to the Articles of Incorporation dated July 18, 1996 and filed July 19, 1996 - Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 17 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on July 22, 1996.

       (j) Articles Supplementary to the Articles of Incorporation dated December 26, 1996 and filed December 30, 1996 - Incorporated by reference to
              Exhibit 1(i) to Post-Effective Amendment No. 20 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 18, 1997.

    (2) By-Laws of the Registrant - Incorporated by reference to Exhibit (2) to Post-Effective
              Amendment No. 22 of Registrant's Registration
              Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 29, 1998.

    (3)       Not applicable.

    (4)       Not applicable.

    (5)(a) Registrant and Alliance Capital Management L.P. amended as of May 1, 1997 - Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on May 1, 1997.

       (b) Sub-Advisory Agreement between Alliance Capital Management L.P. and Law, Dempsey & Company Limited, relating to the Global Bond Portfolio - Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

    (6)(a) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit (6) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

       (b) Form of Class B Distribution Services Agreement between the Registrant and Alliance Fund
              Distributors, Inc. - To be filed by subsequent post-effective amendment.

    (7)       Not applicable.

    (8)(a) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on May 1, 1997.

       (b)    Amendment to Custodian Agreement dated June 4, 1996
              - Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

    (9) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-
              5398) filed with the Securities and Exchange
              Commission on April 29, 1998.

    (10)      Not applicable.

    (11) Consent of Independent Auditors - Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Commission on November 4, 1998.

    (12)      Not applicable.

    (13)      Not applicable.

    (14)      Not applicable.

    (15) Rule 12b-1 Distribution Plan - To be filed by subsequent post-effective amendment.

    (16)      Not Applicable.

    (17) Financial Data Schedules - Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A
              (File Nos. 33-18647 and 811-5398) filed with the Commission on November 4, 1998.

    (18) Rule 18f-3 Plan - To be filed by subsequent post-effective amendment.

OTHER EXHIBITS:

              Powers of Attorney of Ms. Block and Messrs. Carifa, Dievler, Dobkin, Foulk, Hester, Michel and Robinson. - Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Commission on November 4, 1998.

ITEM 25.      Persons Controlled by or under Common Control with
              Registrant.

              None.

ITEM 26.      Number of Holders of Securities.

              Not Applicable.

ITEM 27. Indemnification.

              It is the Registrants policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as
              Exhibit 1, Article VII of the Registrants By-Laws filed as Exhibit 2 and Section 9 of the Distribution Services Agreement filed as
              Exhibit 6(a) and Class B Distribution Services Agreement filed as Exhibit 6(b). The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit 5(a) in response to Item 24.

         Section 2-418 of the Maryland General Corporation Law reads as follows:

              2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS,
              EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

                   (1) Directors means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                   (2)  Corporation includes any domestic or
              foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessors existence ceased upon consummation of the transaction.

                   (3)  Expenses include attorneys fees.

                   (4)  Official capacity means the following:

                        (i)  When used with respect to a
              director, the office of director in the
              corporation; and

                        (ii) When used with respect to a person
              other than a director as contemplated in subsection (i), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                        (iii) Official capacity does not include
              service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

                   (5)  Party includes a person who was, is, or
              is threatened to be made a named defendant or respondent in a proceeding.

                   (6) Proceeding means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                        (b)(1)  A corporation may indemnify any
              director made a party to any proceeding by reason of service in that capacity unless it is established that:

                        (i)  The act or omission of the director
              was material to the matter giving rise to the proceeding; and

                             1.  Was committed in bad faith; or

                             2.  Was the result of active and
              deliberate dishonesty; or

                        (ii)  The director actually received an
              improper personal benefit in money, property, or services; or

                        (iii)  In the case of any criminal
              proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

                   (2)  (i)  Indemnification may be against
              judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                        (ii)  However, if the proceeding was one
              by or in the right of the corporation,
              indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                   (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                        (ii) The termination of any proceeding by
              conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                        (c)  A director may not be indemnified
              under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the directors official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                        (d)  Unless limited by the charter:

                             (1)  A director who has been
              successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection
              (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                             (2)  A court of appropriate
              jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                        (i)  If it determines a director is
              entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                        (ii) If it determines that the director
              is fairly and reasonably entitled to
              indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection
              (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                        (3)  A court of appropriate jurisdiction
              may be the same court in which the proceeding involving the directors liability took place.

                   (e) (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                        (2)  Such determination shall be made:

                   (i)  By the board of directors by a majority
              vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                   (ii) By special legal counsel selected by the
              board or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

                   (iii) By the stockholders.

                   (3)  Authorization of indemnification and
              determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                   (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

                   (f)  (1)  Reasonable expenses incurred by a
              director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                        (i)  A written affirmation by the
              director of the directors good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                        (ii) A written undertaking by or on
              behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                        (2)  The undertaking required by
              subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                        (3)  Payments under this subsection shall
              be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

                   (g)  The indemnification and advancement of
              expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

                   (h)  This section does not limit the
              corporations power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

                   (i)  For purposes of this section:

                        (1)  The corporation shall be deemed to
              have requested a director to serve an employee benefit plan where the performance of the directors duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                        (2)  Excise taxes assessed on a director
              with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                        (3)  Action taken or omitted by the
              director with respect to an employee benefit plan in the performance of the directors duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                   (j)  Unless limited by the charter:

                        (1)  An officer of the corporation shall
              be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                        (2)  A corporation may indemnify and
              advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                        (3)  A corporation, in addition, may
              indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

                   (k)  (1)  A corporation may purchase and
              maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such persons position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                        (2)  A corporation may provide similar
              protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                        (3)  The insurance or similar protection
              may be provided by a subsidiary or an affiliate of the corporation.

                   (l)  Any indemnification of, or advance of
              expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders meeting or prior to the meeting.

         Article EIGHTH of the Registrants Articles of
Incorporation reads as follows:

         EIGHTH: To the maximum permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another Corporation, partnership, joint venture, trust or other enterprise in one or more of such Corporations.

         The Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

         The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrants Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in any thereof not misleading, provided that nothing therein shall be so construed as to protect Alliance Fund Distributors against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or be reason of reckless disregard of its obligations or duties thereunder. The foregoing summaries are qualified by the entire text of Registrants Articles of Incorporation, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities
         Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the indemnitee) was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct) or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither interested persons of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding (disinterested, non-party directors), or
         (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         ARTICLE VII, Section 1 through Section 6 of the
Registrants By-laws reads as follows:

         Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The

         Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct).

         Section 2. ADVANCES. Any current or former director or officer of the Corporation seeking indemnification within the scope of this Article shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation Law. The person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the Corporation who are neither interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding (disinterested non-party directors), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         Section 3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

         Section 4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940.

         Section 5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise. The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee, or agent as provided above.

         Section 6. AMENDMENTS. References in this Article are to the Maryland General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of these By-laws shall effect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

         The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28. Business and Other Connections of Adviser.

         The descriptions of Alliance Capital Management L.P.
         under the caption Management of the Fund in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference herein.

ITEM 29. Principal Underwriters.

    (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

         AFD Exchange Reserves
         Alliance All-Asia Investment Fund, Inc.
         Alliance Balanced Shares, Inc.
         Alliance Bond Fund, Inc.
         Alliance Capital Reserves
         Alliance Global Dollar Government Fund, Inc.
         Alliance Global Environment Fund, Inc.
         Alliance Global Small Cap Fund, Inc.
         Alliance Global Strategic Income Trust, Inc.
         Alliance Government Reserves
         Alliance Greater China '97 Fund, Inc.
         Alliance Growth and Income Fund, Inc.
         Alliance High Yield Fund, Inc.
         Alliance Institutional Funds, Inc.

         Alliance Institutional Reserves, Inc.
         Alliance International Fund
         Alliance International Premier Growth Fund, Inc.
         Alliance Limited Maturity Government Fund, Inc.
         Alliance Money Market Fund
         Alliance Mortgage Securities Income Fund, Inc.
         Alliance Multi-Market Strategy Trust, Inc.
         Alliance Municipal Income Fund, Inc.
         Alliance Municipal Income Fund II
         Alliance Municipal Trust
         Alliance New Europe Fund, Inc.
         Alliance North American Government Income Trust, Inc.
         Alliance Premier Growth Fund, Inc.
         Alliance Quasar Fund, Inc.
         Alliance Real Estate Investment Fund, Inc.
         Alliance Select Investor Series, Inc.
         Alliance Technology Fund, Inc.
         Alliance Utility Income Fund, Inc.
         Alliance Worldwide Privatization Fund, Inc.
         The Alliance Fund, Inc.
         The Alliance Portfolios

    (b)  The following are the Directors and officers of Alliance
         Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New
         York, 10105.

                           POSITIONS AND         POSITIONS AND
                           OFFICES WITH          OFFICES WITH
NAME                       UNDERWRITER           REGISTRANT

Michael J. Laughlin        Director and Chairman

John D. Carifa             Director

Robert L. Errico           Director and President

Geoffrey L. Hyde           Director and Senior
                           Vice President

Dave H. Williams           Director

David Conine               Executive Vice
                           President

Richard K. Saccullo        Executive Vice
                           President

Edmund P. Bergan, Jr.      Senior Vice President, Secretary
                           General Counsel and
                           Secretary

Richard A. Davies          Senior Vice President
                           and Managing Director

Robert H. Joseph, Jr.      Senior Vice President
                           and Chief Financial
                           officer

Anne S. Drennan            Senior Vice President
                           and Treasurer

Karen J. Bullot            Senior Vice President

James S. Comforti          Senior Vice President

James L. Cronin            Senior Vice President

Daniel J. Dart             Senior Vice President

Byron M. Davis             Senior Vice President

Mark J. Dunbar             Senior Vice President

Donald N. Fritts           Senior Vice President

Bradley F. Hanson          Senior Vice President

Richard E. Khaleel         Senior Vice President

Stephen R. Laut            Senior Vice President

Susan L. Matteson-King     Senior Vice President

Daniel D. McGinley         Senior Vice President

Ryne A. Nishimi            Senior Vice President

Antonios G. Poleondakis    Senior Vice President

Robert E. Powers           Senior Vice President

Raymond S. Sclafani        Senior Vice President

Gregory K. Shannahan       Senior Vice President

Joseph F. Sumanski         Senior Vice President

Peter J. Szabo             Senior Vice President

Nicholas K. Willett        Senior Vice President

Richard A. Winge           Senior Vice President

Gerard J. Friscia          Vice President and
                           Controller

Jamie A. Atkinson          Vice President

Benji A. Baer              Vice President

Kenneth F. Barkoff         Vice President

Casimir F. Bolanowski      Vice President

Michael E. Brannan         Vice President

Timothy W. Call            Vice President

Kevin T. Cannon            Vice President

John R. Carl               Vice President

William W. Collins, Jr.    Vice President

Leo H. Cook                Vice President

Richard W. Dabney          Vice President

Stephen J. Demetrovits     Vice President

John F. Dolan              Vice President

John C. Endahl             Vice President

Sohaila S. Farsheed        Vice President

Shawn C. Gage              Vice President

Andrew L. Gangolf          Vice President and    Assistant
                           Assistant General     Secretary
                           Counsel

Mark D. Gersten            Vice President        Treasurer and
                                                 Chief Financial
                                                 officer

John Grambone              Vice President

George C. Grant            Vice President

Charles M. Greenberg       Vice President

Alan Halfenger             Vice President

William B. Hanigan         Vice President

Scott F. Heyer             Vice President

George R. Hrabovsky        Vice President

Valerie J. Hugo            Vice President

Scott Hutton               Vice President

Richard D. Keppler         Vice President

Donna M. Lamback           Vice President

Henry Michael Lesmeister   Vice President

James M. Liptrot           Vice President

James P. Luisi             Vice President

Jerry W. Lynn              Vice President

Christopher J. MacDonald   Vice President

Michael F. Mahoney         Vice President

Shawn P. McClain           Vice President

Jeffrey P. Mellas          Vice President

Thomas F. Monnerat         Vice President

Christopher W. Moore       Vice President

Timothy S. Mulloy          Vice President

Joanna D. Murray           Vice President

Nicole Nolan-Koester       Vice President

John C. O'Connell          vice President

John J. O'Connor           Vice President

James J. Posch             Vice President

Domenick Pugliese          Vice President and    Assistant
                           Assistant General     Secretary
                           Counsel

Bruce W. Reitz             Vice President

Karen C. Satterberg        Vice President

John P. Schmidt            Vice President

Robert C. Schultz          Vice President

Richard J. Sidell          Vice President

Teris A. Sinclair          Vice President

Scott C. Sipple            Vice President

Martine H. Stansbery, Jr.  Vice President

Andrew D. Strauss          Vice President

Michael J. Tobin           Vice President

Joseph T. Tocyloski        Vice President

Thomas J. Vaughn           Vice President

Martha D. Volcker          Vice President

Patrick E. Walsh           Vice President

Mark E. Westmoreland       Vice President

William C. White           Vice President

David E. Willis            Vice President

Emilie D. Wrapp            Vice President and    Assistant
                           Assistant General     Secretary
                           Counsel

Patrick Look               Assistant Vice
                           President & Assistant
                           Treasurer

Michael W. Alexander       Assistant Vice
                           President

Richard J. Appaluccio      Assistant Vice
                           President

Charles M. Barrett         Assistant Vice
                           President

Robert F. Brendli          Assistant Vice
                           President

Maria L. Carreras          Assistant Vice
                           President

John P. Chase              Assistant Vice
                           President

Russell R. Corby           Assistant Vice
                           President

Jean A. Cronin             Assistant Vice
                           President

John W. Cronin             Assistant Vice
                           President

Terri J. Daly              Assistant Vice
                           President

Ralph A. DiMeglio          Assistant Vice
                           President

Faith C. Deutsch           Assistant Vice
                           President

John E. English            Assistant Vice
                           President

Duff C. Ferguson           Assistant Vice
                           President

Theresa Iosca              Assistant Vice
                           President

Erik A. Jorgensen          Assistant Vice
                           President

Eric G. Kalender           Assistant Vice
                           President

Edward W. Kelly            Assistant Vice
                           President

Michael Laino              Assistant Vice
                           President

Nicholas J. Lapi           Assistant Vice
                           President

Kristine J. Luisi          Assistant Vice
                           President

Kathryn Austin Masters     Assistant Vice
                           President

Richard F. Meier           Assistant Vice
                           President

Mary K. Moore              Assistant Vice
                           President

Richard J. Olszewski       Assistant Vice
                           President

Catherine N. Peterson      Assistant Vice
                           President

Rizwan A. Raja             Assistant Vice
                           President

Carol H. Rappa             Assistant Vice
                           President

Clara Sierra               Assistant Vice
                           President

Gayle S. Stamer            Assistant Vice
                           President

Eileen Stauber             Assistant Vice
                           President

Vincent T. Strangio        Assistant Vice
                           President

Marie R. Vogel             Assistant Vice
                           President

Wesley S. Williams         Assistant Vice
                           President

Matthew Witschel           Assistant Vice
                           President

Christopher J. Zingaro     Assistant Vice
                           President

Mark R. Manley             Assistant Secretary

    (c)  Not Applicable.

ITEM 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey 07094, and at the offices of State Street Bank and Trust Company, the Registrants Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 31. Management Services.

         Not Applicable.

ITEM 32. Undertakings.

    (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrants latest annual report to shareholders upon request and without charge.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of December, 1998.

                                  ALLIANCE VARIABLE PRODUCTS
                                  SERIES FUND, INC.

                                  by /s/ John D. Carifa
                                     _____________________
                                     John D. Carifa
                                     Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


    SIGNATURE                   TITLE          DATE

1.  Principal Executive Officer

    by /s/ John D. Carifa       Chairman and   December 29, 1998
       ____________________     President
       John D. Carifa


2.  Principal Financial and
    Accounting Officer

    by /s/ Mark D. Gersten      Treasurer and  December 29, 1998
       _____________________    Chief Financial
       Mark D. Gersten          Officer

3.  All of the Directors

    Ruth Block
    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester
    Clifford L. Michel
    Donald J. Robinson

    by /s/ Edmund P. Bergan, Jr.               December 29, 1998
       ____________________________
       Edmund P. Bergan, Jr.
       (Attorney-in-fact)

                        INDEX TO EXHIBITS


EXHIBIT NO.

(11)          Consent of Independent Auditors















































                              C-29
00250292.BP8